RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS - Impact of the Restatement of Cash Flows (Details) - USD ($)	3 Months Ended		5 Months Ended	8 Months Ended	11 Months Ended
	Sep. 30, 2020	Jun. 30, 2020	Jun. 30, 2020	Sep. 30, 2020	Dec. 31, 2020
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net loss			$ (4,894,021)	$ (132,069,324)	$ (132,204,768)
Change in fair value of warrants	$ 7,848,267	$ 4,543,733	4,543,733	12,392,000	128,463,731
Transaction costs allocated to warrant liability		286,189	286,189	286,189	286,189
Net cash used in operating activities			(393,961)	(544,046)	(1,166,549)
Net cash used in investing activities			(414,000,000)	(414,000,000)	(413,978,000)
Net cash provided by financing activities			415,303,148	415,303,148	415,303,148
As Previously Reported
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net loss			(64,099)	(391,135)	(3,454,848)
Change in fair value of warrants					0
Transaction costs allocated to warrant liability					0
Net cash used in operating activities			(393,961)	(544,046)	(1,166,549)
Net cash used in investing activities			(414,000,000)	(414,000,000)	(413,978,000)
Net cash provided by financing activities			415,303,148	415,303,148	415,303,148
Restatament Adjustments
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net loss			(4,829,922)	(12,678,189)	(128,749,920)
Change in fair value of warrants	$ 7,848,267	4,543,733	4,543,733	12,392,000	128,463,731
Transaction costs allocated to warrant liability		$ 286,189	$ 286,189	$ 286,189	286,189
Net cash used in operating activities					$ 0